Receivables (Narrative) (Details) $ in Millions	12 Months Ended
	Sep. 30, 2018 USD ($) customer	Sep. 30, 2017 USD ($) customer	Sep. 30, 2016 USD ($) customer	Sep. 30, 2015 USD ($)
Receivables [Line Items]
Allowance for uncollectible receivables	$ 38.6	$ 39.2	$ 38.9	$ 35.9
Aggregate gross amount factored, trade receivable	1,675.3	1,627.8	1,609.6
Factoring costs	$ 9.4	$ 7.7	$ 6.6
Sales Revenue Net And/Or Trade Accounts Receivable [Member]
Receivables [Line Items]
Number of major customers accounting for a significant percentage of sales volume | customer	3	3	3
Net Sales [Member]
Receivables [Line Items]
Concentration risk	31.30%	34.70%	34.40%
Trade Receivable [Member]
Receivables [Line Items]
Concentration risk	37.20%	32.20%